Summary by Quarter (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 1,945.5		$ 1,914.5		$ 1,777.4		$ 1,866.3		$ 1,963.6		$ 1,934.4		$ 1,885.3		$ 2,041.0		$ 7,503.7		$ 7,824.3		$ 8,384.0
Gross profit	598.0	[1]	594.3	[1]	564.4	[1]	570.4	[1]	584.3		557.3		526.9		557.6		2,327.1	[1]	2,226.1
Business separation costs	21.7	[2]	9.5	[2]	7.4	[2]	12.0	[2]	7.5	[2]	0.0	[2]	0.0	[2]	0.0	[2]	50.6	[2]	7.5	[2]	0.0
Business restructuring and cost reduction actions	10.6	[3]	13.2	[3]	10.7	[3]	0.0	[3]	53.3	[3]	49.6	[3]	52.9	[3]	24.3	[3]	34.5	[3]	180.1	[3]	11.1
Pension settlement loss	2.1	[4]	1.0	[4]	2.0	[4]	0.0	[4]	6.0	[4]	1.4	[4]	11.9	[4]	0.0	[4]	5.1	[4]	19.3	[4]	5.2
Gain on previously held equity interest									0.0	[5]	0.0	[5]	0.0	[5]	17.9	[5]	0.0		17.9	[5]	0.0
Gain on land sales																	8.8		36.3		9.4
Operating income (loss)	391.0	[1]	394.6	[1]	371.6	[1]	372.5	[1]	367.4		294.5		247.5		323.8		1,529.7	[1]	1,233.2		924.2
Loss on extinguishment of debt	6.9	[6]	0.0	[6]	0.0	[6]	0.0	[6]	16.6	[6]	0.0	[6]	0.0	[6]	0.0	[6]	6.9	[6]	16.6	[6]	0.0
Income tax provision	96.8	[7]	145.9	[7]	93.5	[7]	96.4		85.7		74.7		63.0		76.8		432.6	[7]	300.2		258.1
Net income	400.9		354.1		(465.5)		372.0		350.0		333.2		296.9		337.5		661.5		1,317.6		993.1
Income from continuing operations attributable to Air Products	289.4		250.3		278.9		280.9		273.7		221.5		188.4		249.7		1,099.5		933.3		696.7
Income (Loss) from discontinued operations, net of tax, attributable to Air Products	104.6		96.5		(752.2)		82.7		70.8		97.3		101.6		74.9		(468.4)		344.6		295.0
Net Income Attributable to Air Products	$ 394.0		$ 346.8		$ (473.3)		$ 363.6		$ 344.5		$ 318.8		$ 290.0		$ 324.6		$ 631.1		$ 1,277.9		$ 991.7
Basic Earnings Per Common Share Attributable to Air Products
Income from continuing operations	$ 1.33		$ 1.16		$ 1.29		$ 1.30		$ 1.27		$ 1.03		$ 0.88		$ 1.17		$ 5.08		$ 4.34		$ 3.28
Income (loss) from discontinued operations	0.48		0.44		(3.48)		0.38		0.33		0.45		0.47		0.35		(2.16)		1.61		1.38
Net Income Attributable to Air Products	1.81		1.60		(2.19)		1.68		1.60		1.48		1.35		1.52		2.92		5.95		4.66
Diluted Earnings Per Common Share Attributable to Air Products
Income from continuing operations	1.32		1.15		1.28		1.29		1.26		1.02		0.87		1.15		5.04		4.29		3.24
Income (loss) from discontinued operations	0.48		0.44		(3.45)		0.38		0.32		0.45		0.46		0.35		(2.15)		1.59		1.37
Net Income Attributable to Air Products	1.80		1.59		(2.17)		1.67		1.58		1.47		1.33		1.50		2.89		5.88		4.61
Dividends per common share	0.86		0.86		0.86		0.81		0.81		0.81		0.81		0.77		$ 3.39		$ 3.20		$ 3.02
Market Price Per Share High	157.84		152.16		147.16		143.83		148.56		153.93		158.20		149.61
Market Price Per Share Low	$ 137.31		$ 134.15		$ 114.64		$ 126.65		$ 123.66		$ 136.69		$ 137.07		$ 118.20
Segment Reconciling Items [Member]
Quarterly Financial Information Disclosure [Abstract]
Business separation costs																	$ 50.6		$ 7.5		$ 0.0
Business restructuring and cost reduction actions																	34.5		180.1		11.1
Pension settlement loss																	5.1		19.3		5.2
Gain on previously held equity interest																	0.0		17.9		0.0
Gain on land sales									$ 33.6	[8]	$ 0.0	[8]	$ 0.0	[8]	$ 0.0	[8]	$ 0.0	[9]	$ 33.6	[8],[9]	$ 0.0	[9]

[1]	Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).
[2]	For additional information, see Note 3, Materials Technologies Separation.
[3]	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.
[4]	For additional information, see Note 16, Retirement Benefits.
[5]	For additional information, see Note 6, Business Combination.
[6]	For additional information, see Note 15, Debt.
[7]	Includes income tax expense for tax costs associated with business separation. For additional information, see Note 3, Materials Technologies Separation.
[8]	The gain is reflected on the consolidated income statements in “Other income (expense), net.” For additional information, see Note 24, Supplemental Information.
[9]	Reflected on the consolidated income statements in “Other income (expense), net.”